SCHEDULE OF NET INCOME (LOSS) PER SHARE (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net income for the year		$ 16,554,152	$ 8,420,771	$ 10,317,181
Weighted average ordinary shares outstanding - Basic	[1],[2]	89,687,500	89,687,500	88,250,000
Weighted average ordinary shares outstanding - Diluted	[1],[2]	89,687,500	89,687,500	88,250,000
Net income per share Basic		$ 0.18	$ 0.09	$ 0.12
Net income per share Diluted		$ 0.18	$ 0.09	$ 0.12

[1]	The shares amounts are presented on a retroactive basis, after giving the effect form the completion of common control acquisition (see Note 1).
[2]	The shares amounts are presented on a retroactive basis, giving the effect from the completion of common control acquisition.